Leases - Summary of Future annual minimum lease payments for operating leases (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Leases [Abstract]
2019	¥ 36,754
2020	33,521
2021	37,397
2022	37,107
2023	32,359
Thereafter	7,668
Total future lease payments	¥ 184,806